Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segmental analysis
Total income	£ 13,402	£ 13,133	£ 12,590
Personal & Ulster
Segmental analysis
Total income	5,664	5,886	5,556
UK Personal Banking
Segmental analysis
Total income	5,054	5,282	4,980
Ulster Bank RoI
Segmental analysis
Total income	610	604	576
Commercial and Private Banking (CPB)
Segmental analysis
Total income	5,377	5,357	5,219
Commercial Banking
Segmental analysis
Total income	4,602	4,679	4,562
Private Banking
Segmental analysis
Total income	775	678	657
RBS International
Segmental analysis
Total income	594	389	374
NatWest Markets
Segmental analysis
Total income	1,442	1,050	1,212
Central Items & other
Segmental analysis
Total income	325	451	229
Operating segment
Segmental analysis
Total income	13,402	13,133	12,590
Operating segment | Personal & Ulster
Segmental analysis
Total income	5,634	5,874	5,537
Operating segment | UK Personal Banking
Segmental analysis
Total income	5,021	5,265	4,953
Operating segment | Ulster Bank RoI
Segmental analysis
Total income	613	609	584
Operating segment | Commercial and Private Banking (CPB)
Segmental analysis
Total income	5,734	5,645	5,503
Operating segment | Commercial Banking
Segmental analysis
Total income	5,079	5,051	4,949
Operating segment | Private Banking
Segmental analysis
Total income	655	594	554
Operating segment | RBS International
Segmental analysis
Total income	469	281	239
Operating segment | NatWest Markets
Segmental analysis
Total income	1,510	1,077	1,296
Operating segment | Central Items & other
Segmental analysis
Total income	55	256	15
Inter segment/consolidation adjustments | Personal & Ulster
Segmental analysis
Total income	30	12	19
Inter segment/consolidation adjustments | UK Personal Banking
Segmental analysis
Total income	33	17	27
Inter segment/consolidation adjustments | Ulster Bank RoI
Segmental analysis
Total income	(3)	(5)	(8)
Inter segment/consolidation adjustments | Commercial and Private Banking (CPB)
Segmental analysis
Total income	(357)	(288)	(284)
Inter segment/consolidation adjustments | Commercial Banking
Segmental analysis
Total income	(477)	(372)	(387)
Inter segment/consolidation adjustments | Private Banking
Segmental analysis
Total income	120	84	103
Inter segment/consolidation adjustments | RBS International
Segmental analysis
Total income	125	108	135
Inter segment/consolidation adjustments | NatWest Markets
Segmental analysis
Total income	(68)	(27)	(84)
Inter segment/consolidation adjustments | Central Items & other
Segmental analysis
Total income	£ 270	£ 195	£ 214